Share-Based Compensation - Summary of Estimated Fair Value of Share Options (Details) - 12 months ended Dec. 31, 2023	$ / shares	¥ / shares
Share-Based Compensation
Volatility	28.00%
Exercise multiples	2.2
Life of options (years)	10 years
Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Life of options (years)	10 years
Maximum
Share-Based Compensation
Risk free rate of interest	2.94%
Fair value of underlying ordinary shares | $ / shares	$ 0.29
Maximum | Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Risk free rate of interest	3.01%
Volatility	44.20%
Exercise multiples	2.8
Fair value of underlying ordinary shares | ¥ / shares		¥ 36.29
Minimum
Share-Based Compensation
Risk free rate of interest	2.55%
Fair value of underlying ordinary shares | $ / shares	$ 0.11
Minimum | Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Risk free rate of interest	2.64%
Volatility	29.80%
Exercise multiples	2.2
Fair value of underlying ordinary shares | ¥ / shares		¥ 13.37